Basis of presentation	12 Months Ended
Dec. 31, 2019
Basis Of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

[a] Statement of compliance

These financial statements have been prepared by management in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The policies set out below have been consistently applied to all periods presented, unless otherwise noted. Certain comparative figures have been reclassified to conform to the current year's presentation.

These financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 3, 2020.

[b] Basis of measurement

These financial statements have been prepared on a historical cost basis. Historical costs are generally based upon the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment ("IFRS 2") and measurements that have some similarities to fair value, but are not fair value, such as value in use in IAS 36 Impairment of Assets.

[c] Basis of presentation

The accompanying financial statements include the accounts of FSD and its subsidiaries, FV Pharma and Prismic. The financial statements incorporate the assets and liabilities of the Company and its subsidiaries as at December 31, 2019 and 2018 and the results of these subsidiaries for the years then ended.

Subsidiaries are all those entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. All intra-entity assets and liabilities, revenue, expenses and cash flows relating to transactions between subsidiaries of the Company are eliminated in full on consolidation.

[d] Functional currency and presentation currency

These financial statements are presented in Canadian dollars, which is the functional currency of the Company. The functional currencies of the Company's wholly owned subsidiaries is as follows:

FV Pharma	Canadian Dollars
Prismic	United States Dollars

[e] Use of estimates and judgments

The preparation of these financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities as at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates.

Estimates are based on management's best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical judgments, apart from those involving estimations, that management has made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in the financial statements:

[i] Going concern

At each reporting period, management assesses the basis of preparation of the financial statements. These financial statements have been prepared on a going concern basis in accordance with IFRS. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

[ii] Estimated useful lives, residual values and depreciation of property, plant and equipment

Depreciation of property, plant and equipment is dependent upon estimates of useful lives and residual values, which are determined through the exercise of judgment. The assessment of any impairment of these assets' is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.

[iii] Biological assets and inventory

In calculating the value of the biological assets and inventory, management is required to make a number of estimates, including estimating the stage of growth of the cannabis up to the point of harvest, harvesting costs, selling costs, expected selling and list prices and expected yields for the cannabis plants. In assessing the recoverability of final inventory values, management compares the inventory cost to estimated net realizable value. Further information on estimates used in determining the fair value of biological assets is contained in Note 8.

[iv] Estimated useful life and amortization of intangible assets

The Company employs significant estimates to determine the estimated useful lives of intangible assets, considering the nature of the asset, contractual rights, expected use and review of asset useful lives. The Company reviews amortization methods and useful lives annually or when circumstances change and adjusts its amortization methods and assumptions prospectively.

[v] Impairment of property, plant and equipment and intangible assets

Impairment testing requires management to make estimates related to future cash flow projections and market trends. Impairment of property, plant and equipment and intangible assets is influenced by judgment in defining a cash generating unit and determining the indicators of impairment and estimates used to measure impairment losses.

[vi] Valuation of share-based payments and warrants

Management measures the costs for share-based payments and warrants using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected term, expected risk-free interest rate and the rate of forfeiture. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based payments and warrants.

[vii] Valuation of private company investments

The financial information of private companies may not always be available, or such information may be insufficient or unreliable for valuation purposes. In determining the fair value of shares held in private company investments, management is required to make certain estimates and assumptions regarding the fair value as of the reporting date. Assumptions are made and estimates are used in applying the valuation techniques to determine fair value. These include the most recently available financial statements of the investee, price for most recently completed financing, as well as closely comparable public companies and general market and economic conditions. Such investments are classified as Level 3 within the fair value hierarchy. The value at which the Company could ultimately realize upon disposition of these investments may differ from their carrying value and such differences could be material.

[viii] Asset acquisition

In the acquisition of Prismic on June 28, 2019 judgment was required to determine if the acquisition represented either a business combination or an asset purchase. Management concluded that Prismic did not represent a business as the assets acquired were not an integrated set of activities with inputs, processes and outputs. Since it was concluded that the acquisition represented the purchase of assets, there was no goodwill recognized on the transaction and acquisition costs were capitalized to the assets purchased rather than expensed. The fair values of the net assets acquired were determined using estimates and judgments. Refer to Note 5 for additional information on the Company's asset acquisition.